Document and Entity Information	12 Months Ended
May 31, 2012
Document And Entity Information
Entity Registrant Name	TERYL RESOURCES CORP
Entity Central Index Key	0001109313
Document Type	20-F
Document Period End Date	May 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	72,678,605
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012